Net (Loss) Income Per Share - Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	7,425	91	7,425	47
Unvested Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	44		44
ESPP Share [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	70		70